Investment Securities and Mortgage-Backed Securities (Details 4) (USD $)	12 Months Ended						12 Months Ended			12 Months Ended		12 Months Ended					3 Months Ended		12 Months Ended
	Dec. 31, 2013 security	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Corporate security	Dec. 31, 2012 Corporate	Dec. 31, 2013 U.S. Agency and Agency Mortgage-Backed Securities security	Dec. 31, 2013 Strats-Goldman Sachs corporation obligation	Dec. 31, 2012 Strats-Goldman Sachs corporation obligation	Dec. 31, 2013 Finance sector corporate debt securities security	Dec. 31, 2013 Collateralized mortgage obligations security	Dec. 31, 2012 Collateralized mortgage obligations	Dec. 31, 2013 Private placement mortgage obligation security	Dec. 31, 2013 Preferred Term Ltd. one bank		Dec. 31, 2013 Preferred Term Ltd. two bank		Dec. 31, 2013 Preferred Term X security	Jun. 30, 2013 Preferred Term X	Dec. 31, 2013 MMCF IX	Dec. 31, 2013 Trust preferred securities security		Dec. 31, 2012 Trust preferred securities security	Dec. 31, 2011 Trust preferred securities	Sep. 30, 2012 Trust preferred securities security
Investment Securities and Mortgage-Backed Securities
Number of securities in the portfolio	343
Number of securities in unrealized loss position	188			23		163			7								5
Number of individual securities in continuous unrealized loss position for less than 12 months										1		1
Number of individual securities in continuous unrealized loss position for 12 months or more				8		6																5
Securities in continuous loss position having variable rates of interest on nonaccrual status	$ 12,270,269	$ 11,642,802		$ 9,099,581	$ 9,526,184		$ 2,500,000			$ 0		$ 0										$ 1,174,155
Variable rate basis							6 month libor
Current interest rate (as a percent)							1.34%
Unrealized Losses	4,555,975	3,259,226		2,444,803	1,601,152		1,116,000	1,166,000		3,037		41,793										1,530,026
Investment in securities in an unrealized gain position																				1,000,000		5,600,000
Number of securities invested																				2		9
Gross unrealized gains																				1,500,000		1,600,000
Number of positions in unrealized gain position																						4
Unrealized gain position fair value																						4,400,000
Gross unrealized losses																						1,500,000
Net gains on sales of securities	484,246	796,281	425,730															208,000	47,000
Payments received on trust preferred securities																				1,900,000		912,000
Interest and Dividend Income, Securities, Operating, Available-for-sale																				439,000			229,000
Number of securities in unrealized loss position on accrual status																				2				3
Book Value	132,747,185	223,459,850		31,135,377	40,740,074					1,119,431	1,574,116	1,416,308	400,960	[1]	599,205	[1]	2,200,000	681,000		1,000,165	[1]	5,583,365
Fair Value	131,068,615	228,369,261		28,789,656	40,144,533					1,178,104	1,666,431	1,374,515	1,007,311	[2]	1,510,968	[2]				2,518,279	[2]	5,621,445
Unrealized Gain	2,877,405	8,168,637		99,082	1,005,611					61,710	92,315	0	606,351		911,763					1,518,114		1,568,106
Realized Loss	$ (1,132,103)	$ (34,337)	$ 356,980										$ (455,440)	[1],[3]	$ (683,159)	[1],[3]	$ (163,000)			$ (1,138,599)	[1],[3]
Number of Banks Currently Performing													7		7
Actual Deferrals and Defaults as % of Original Collateral													47.80%		47.80%
Expected Additional Deferrals and Defaults as % of Performing Collateral													6.36%		6.36%
Excess Subordination Defaults as % of Performing Collateral													(4.02%)		(4.02%)

[1]	Book value has been reduced by realized losses to reflect a new amortized cost basis.
[2]	Fair value was determined using Level 2 pricing. See Footnote 4 - Fair value for further information.
[3]	Represents life to date cumulative loss recognized in the income statement.